UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number 811-4132
RIVERSOURCE SELECTED SERIES, INC.
(Exact name of registrant as specified in charter)
50606 Ameriprise Financial Center, Minneapolis, Minnesota     55474

                       (Address of principal executive offices)                 (Zip code)
Scott R. Plummer - 5228 Ameriprise Financial Center, Minneapolis, MN 55474

(Name and address of agent for service)
Registrant’s telephone number, including area code: (612) 671-1947
Date of fiscal year end: 03/31
Date of reporting period: 06/30

Item 2. Control and Procedures
Item 3. Exhibits
SIGNATURES
EX-99.CERT

Portfolio of Investments
RiverSource Precious Metals and Mining Fund
June 30, 2009 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in Securities
Common Stocks (96.2%)(c)

Issuer	Shares		Value(a)
Australia (0.4%)
Centamin Egypt	315,060	(b,d)	$449,699

Canada (50.7%)
Agnico-Eagle Mines	125,803		6,602,140
Alamos Gold	235,246	(b,d)	1,933,752
Barrick Gold	263,963		8,855,958
Eastern Platinum	1,243,724	(b,d)	556,094
Eldorado Gold	284,832	(b)	2,566,674
First Quantum Minerals	37,148	(d)	1,796,713
Gammon Gold	220,723	(b)	1,461,366
Goldcorp	235,930		8,198,567
IAMGOLD	388,063		3,930,685
Kinross Gold	511,570		9,284,995
PAN American Silver	61,899	(b)	1,134,609
Red Back Mining	247,971	(b)	2,162,019
Silver Standard Resources	170,030	(b,d)	3,188,063
Silver Wheaton	321,451	(b)	2,670,008
Yamana Gold	735,346	(d)	6,500,459
Total			60,842,102

Chile (2.0%)
SQM ADR	66,697	(d)	2,413,764

Peru (4.3%)
Compania de Minas Buenaventura ADR	212,593	(d)	5,108,610

South Africa (16.9%)
AngloGold Ashanti ADR	268,525	(d)	9,836,071
Gold Fields ADR	316,067	(d)	3,808,607
Harmony Gold Mining ADR	302,137	(b)	3,118,054
Randgold Resources ADR	54,516		3,498,292
Total			20,261,024

United Kingdom (3.0%)
Rio Tinto ADR	21,885		3,586,295

United States (18.9%)
Allied Nevada Gold	92,941	(b)	751,200
Freeport-McMoRan Copper & Gold	185,532		9,297,009
Mosaic	52,669		2,333,237
Newmont Mining	155,202		6,343,106
Steel Dynamics	266,947	(d)	3,932,129
Total			22,656,681
Total Common Stocks
(Cost: $91,094,321)			$115,318,175

Bonds (1.8%)

	Coupon	Principal
Issuer	rate	amount		Value(a)
Metals
Freeport-McMoRan Copper & Gold Sr Unsecured
04-01-17	8.38%	$2,100,000		$2,115,750
Total Bonds
(Cost: $1,482,076)				$2,115,750

Money Market Fund (2.0%)

		Shares		Value(a)
RiverSource Short-Term Cash Fund, 0.30%		2,384,140	(e)	$2,384,140
Total Money Market Fund
(Cost: $2,384,140)				$2,384,140

Investments of Cash Collateral Received for Securities on Loan (22.1%)

		Shares		Value(a)
Cash Collateral Reinvestment Fund
JPMorgan Prime Money Market Fund		26,474,947		$26,474,947
Total Investments of Cash Collateral Received for Securities on Loan
(Cost: $26,474,947)				$26,474,947

Total Investments in Securities
(Cost: $121,435,484)(f)				$146,293,012

Notes to Portfolio of Investments

(a)	Securities are valued by using policies described in Note 1 to the financial statements in the most recent Annual Report dated March 31, 2009.

(b)	Non-income producing.

(c)	Foreign security values are stated in U.S. dollars.

(d)	At June 30, 2009, security was partially or fully on loan.

(e)	Affiliated Money Market Fund – The Fund may invest its daily cash balance in RiverSource Short-Term Cash Fund, a money market fund established for the exclusive use of the RiverSource funds and other institutional clients of RiverSource Investments. The rate shown is the seven-day current annualized yield at June 30, 2009.

(f)	At June 30, 2009, the cost of securities for federal income tax purposes was approximately $121,435,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation	$24,904,000
Unrealized depreciation	(46,000)

Net unrealized appreciation	$24,858,000

The industries identified above are based on the Global Industry Classification Standard (GICS), which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc.
Fair Value Measurements
Statement of Financial Accounting Standards No. 157 (SFAS 157) requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.
SFAS 157 establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. When a valuation uses multiple inputs from varying levels of the hierarchy, the hierarchy level is determined based on the lowest level input or inputs that are significant to the fair value measurement in its entirety. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
Level 1 – Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Fund Administrator, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Non-U.S. equity securities actively traded in foreign markets may be reflected in Level 2 despite the availability of closing prices, because the Fund evaluates and determines whether those closing prices reflect fair value at the close of NYSE or require adjustment, as described in Note 1 to the financial statements — Valuation of securities in the most Annual report dated March 31, 2009.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models rely on one or more significant unobservable inputs and/or significant assumptions by the Fund Administrator. Inputs used in a valuation model may include, but are not limited to, financial statement analysis, discount rates and, estimated cash flows and comparable company data.
The following table is a summary of the inputs used to value the Fund’s investments as of June 30, 2009:

	Fair value at June 30, 2009
	Level 1		Level 2
	quoted prices		other	Level 3
	in active		significant	significant
	markets for		observable	unobservable
Description	identical assets		inputs	inputs	Total
Equity Securities
Common Stocks	$115,318,175	(a)	$—	$—	$115,318,175

Total Equity Securities	115,318,175		—	—	115,318,175

Bonds
Corporate Debt Securities	—		2,115,750	—	2,115,750

Total Bonds	—		2,115,750	—	2,115,750

Other
Affiliated Money Market Fund	2,384,140	(b)	—	—	2,384,140
Investments of Cash Collateral Received for Securities on Loan	26,474,947		—	—	26,474,947

Total Other	28,859,087		—	—	28,859,087

Total	$144,177,262		$2,115,750	$—	$146,293,012

(a)  All industry classifications are identified in the Portfolio of Investments.
(b) Money market fund that is a sweep investment for cash balances in the fund at June 30, 2009.

Item 2. Control and Procedures.
(a) Based upon their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certification for the Registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) RiverSource Selected Series, Inc.

By	/s/ Patrick T. Bannigan Patrick T. Bannigan
President and Principal Executive Officer

Date August 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Patrick T. Bannigan

Patrick T. Bannigan
President and Principal Executive Officer

Date August 28, 2009

By	/s/ Jeffrey P. Fox

Jeffrey P. Fox
Treasurer and Principal Financial Officer

Date August 28, 2009